BANK BORROWINGS (Schedule of Short-Term Bank Borrowings) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Short-term bank borrowings	$ 463,554,185	$ 286,887,593
Guaranteed [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	387,900,000	153,000,000
China Electric Equipment Group Co., Ltd. and Group chairman Mr. Tingxiu Lu [Member] | Guaranteed [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	69,200,000	76,700,000
Group Chairman Mr. Tingxiu Lu and his stock rights in China Electric Equipment Group Co., Ltd [Member] | Guaranteed [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	50,000,000
China Electric Equipment Group Co., Ltd and Jiangsu Xinde Asset Management Co., Ltd. [Member] | Guaranteed [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	19,700,000	20,600,000
Jiangsu Xinde Asset Management Co., Ltd. [Member] | Guaranteed [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	20,300,000	9,300,000
Bank of Nanjing and China Electric Equipment Group Co., Ltd. [Member] | Guaranteed [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	39,800,000	31,700,000
Land use right and machinery [Member] | Guaranteed [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	7,200,000	3,600,000
Construction in progress [Member] | Guaranteed [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	1,900,000
Fixed deposit [Member] | Guaranteed [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	$ 179,800,000	$ 11,100,000